THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 89.4%	Shares	Value

AUSTRALIA — 3.3%

Newcrest Mining, Ltd.	4,764,642	$73,526,310

BRAZIL — 2.5%

Banco do Brasil	412,900	2,547,335

Centrais Eletricas Brasileiras SA	8,099,811	53,753,666

		56,301,001

CANADA — 21.1%

Artemis Gold, Inc. *†	2,908,083	14,870,424

Bear Creek Mining Corp. * (A)	3,625,815	3,280,248

Cameco Corp.	3,596,679	69,883,473

Cenovus Energy, Inc.	383,964	5,585,096

Centerra Gold, Inc. (A)	6,840,481	55,212,473

Dundee Corp., Cl A * (A)(B)	2,419,423	2,950,168

Equinox Gold *	5,554,352	31,854,011

Fission Uranium Corp. * (A)	23,309,500	14,119,746

Gabriel Resources, Ltd. * (A)(B)	60,679,056	9,547,112

Gabriel Resources, Ltd. *† (A)(B)(C)	3,471,971	546,272

IAMGOLD *	4,871,314	11,788,580

International Tower Hill Mines, Ltd. * (A)(B)	6,548,183	4,805,711

Ivanhoe Mines, Ltd., Cl A *	1,917,935	16,431,037

MEG Energy Corp. *	1,430,980	17,043,651

NexGen Energy, Ltd. *	5,408,397	22,252,225

Northern Dynasty Minerals, Ltd. (CAD) *	2,873,848	859,114

Northern Dynasty Minerals, Ltd. (USD) * (A)	15,400,762	4,718,793

Novagold Resources, Inc. *	1,336,348	8,819,897

Pan American Silver Corp.	1,079,909	23,371,197

Seabridge Gold, Inc. (CAD) *	1,531,284	24,562,704

Seabridge Gold, Inc. (USD) *	1,233,038	19,790,260

Sprott, Inc.	400,380	14,060,467

Turquoise Hill Resources, Ltd. * (A)	3,902,987	68,302,272

Western Copper & Gold Corp. *	2,339,413	3,478,339

Wheaton Precious Metals Corp.	590,629	23,814,161

		471,947,431

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

CHINA — 2.4%

CGN Power, Cl H (C)	19,478,000	$5,399,003

China Communications Services, Cl H	8,426,000	4,484,338

China Mobile, Ltd.	3,218,500	21,741,348

China Shenhua Energy Co., Ltd., Cl H	4,244,000	10,491,409

Guangshen Railway Co., Ltd., Cl H (A)	42,448,679	7,498,058

Hi Sun Technology China, Ltd. *	10,599,000	1,392,503

PAX Global Technology, Ltd.	1,090,000	794,642

Shanghai Electric Group Co., Ltd., Cl H	10,694,000	2,941,084

		54,742,385

FRANCE — 2.6%

Carrefour SA	465,495	8,882,066

Electricite de France SA	5,133,387	49,364,830

		58,246,896

GREECE — 0.1%

Tsakos Energy Navigation, Ltd. (A)	380,012	2,808,289

HONG KONG — 2.7%

CK Hutchison Holdings, Ltd.	4,444,000	31,583,534

First Pacific	21,188,000	8,171,904

Luks Group Vietnam Holdings Co., Ltd. (B)	9,255,000	1,543,084

WH Group, Ltd.(C)	28,122,000	18,810,289

		60,108,811

JAPAN — 10.1%

ASKA Pharmaceutical Holdings	3,200	27,473

Fukuda Corp.	143,800	5,401,491

Icom, Inc.	148,300	3,036,220

Inpex Corp.	2,573,500	25,942,415

Japan Petroleum Exploration Co., Ltd.	473,400	11,325,021

Kamigumi Co., Ltd.	745,650	14,399,991

Kato Sangyo Co., Ltd.	259,900	7,452,323

KYORIN Holdings, Inc.	1,004,100	15,981,713

Mitsubishi Corp.	1,200,100	40,807,350

Mitsui & Co., Ltd.	1,296,500	32,566,343

Organo Corp.	162,900	11,928,038

Suzuken Co., Ltd.	1,200,200	35,709,346

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN — continued

Tachi-S Co., Ltd., Cl S	152,100	$1,597,195

Toho Holdings Co., Ltd.	568,900	8,908,087

West Japan Railway Co.	258,600	10,888,213

		225,971,219

KAZAKHSTAN — 2.8%

Halyk Savings Bank of Kazakhstan JSC GDR	889,417	11,619,462

NAC Kazatomprom JSC GDR (C)	1,110,803	35,696,547

NAC Kazatomprom JSC GDR	476,546	15,314,189

		62,630,198

LEBANON — 0.0%

Solidere ADR *(B)(D)(E)	174,732	804,379

MALAYSIA — 0.2%

Oriental Holdings (B)	3,509,400	4,521,701

NORWAY — 0.9%

Stolt-Nielsen, Ltd. (B)	1,056,853	19,208,259

RUSSIA — 16.1%

Etalon Group GDR (A)(B)	12,510,957	15,155,788

Federal Grid Unified Energy System PJSC	17,511,927,373	32,478,955

Gazprom PJSC	20,767,768	89,559,665

Gazprom PJSC ADR	1,291,032	11,197,481

Lenta International PJSC GDR *(B)	6,244,002	13,767,781

LSR Group PJSC, Cl A	1,635,362	13,953,899

Moscow Exchange MICEX-RTS PJSC	7,558,025	14,229,194

Polyus PJSC GDR	613,103	47,885,063

RusHydro PJSC	6,299,454,688	60,049,252

RusHydro PJSC ADR	459,437	418,088

Sberbank of Russia PJSC	11,060,525	38,240,250

VTB Bank PJSC	40,040,139,862	22,676,575

		359,611,991

SINGAPORE — 3.8%

First Resources, Ltd.	22,220,700	27,241,417

Golden Agri-Resources, Ltd. (A)	277,943,100	50,678,146

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

SINGAPORE — continued

Yoma Strategic Holdings, Ltd. * (A)	66,818,200	$6,638,299

		84,557,862

SOUTH AFRICA — 2.5%

Gold Fields, Ltd.	2,506,504	26,704,393

Harmony Gold Mining ADR	4,365,615	15,672,558

Impala Platinum Holdings, Ltd.	855,782	13,185,401

		55,562,352

SOUTH KOREA — 10.2%

DL E&C Co., Ltd. *	58,297	5,698,961

GS Holdings *	129,241	4,143,297

Hankook Tire Worldwide Co., Ltd. *	1,218,834	13,302,980

Hyundai Department Store *	92,064	5,551,304

Korea Electric Power Corp.	1,747,526	30,105,048

Korea Electric Power Corp. ADR	232,125	2,012,524

Korean Reinsurance *	718,002	6,111,873

KT Corp.	2,675,346	69,998,830

KT Corp. ADR	1,538,593	19,940,165

LG Corp.*	328,603	20,264,995

LG Uplus	4,507,998	48,685,794

LX Holdings *	36,588	287,855

PHA Co., Ltd. *	297,194	2,280,294

		228,383,920

SRI LANKA — 0.2%

Hemas Holdings PLC (A)(B)	16,019,905	5,529,571

THAILAND — 0.3%

Kasikornbank PLC	1,338,500	6,050,051

TURKEY — 0.2%

Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	20,826,230	3,781,407

UKRAINE — 2.4%

Astarta Holding NV (A)	659,000	5,476,219

Kernel Holding SA (A)	2,055,177	26,363,222

MHP SE (LSE Shares) GDR (B)	3,342,148	21,842,764

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

UKRAINE — continued

MHP SE (USD Shares) GDR (A)(C)	44,627	$291,662

		53,973,867

UNITED KINGDOM — 0.7%

Yellow Cake PLC * (A)(C)	3,856,532	16,667,512

UNITED STATES — 4.3%

Range Resources Corp. *	1,687,719	32,488,591

Royal Gold, Inc.	265,778	26,989,756

Southwestern Energy Co. *	8,378,836	36,866,878

		96,345,225

TOTAL COMMON STOCK

(Cost $1,774,819,807)		2,001,280,637

PREFERRED STOCK — 1.8%

GERMANY — 0.3%

Draegerwerk & KGaA 0.900%	105,789	6,146,585

SOUTH KOREA — 1.5%

Hyundai Motor Co. 4.170%	423,148	34,204,793

TOTAL PREFERRED STOCK

(Cost $38,708,721)		40,351,378

UNIT TRUST FUND — 1.5%

CANADA — 1.5%

Sprott Physical Uranium Trust	3,059,104	33,932,554

TOTAL UNIT TRUST FUND

(Cost $21,918,197)		33,932,554

RIGHTS — 0.1%	Number of Rights

CANADA — 0.1%

Pan American Silver Corp., Expires 02/22/29 (B)(D)(E)	2,532,384	1,797,993

TOTAL RIGHTS

(Cost $–)		1,797,993

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2022 (Unaudited)

CONVERTIBLE BOND — 0.0%	Face Amount	Value

INDIA — 0.0%

REI Agro, Ltd. 5.500%, 13/11/14(D)(E)	$723,000	$—

TOTAL CONVERTIBLE BOND

(Cost $723,000)		—

SHORT TERM INVESTMENT — 0.7%	Shares	Value

Dreyfus Treasury Securities Cash Management Fund, 0.010%(F)	16,468,779	16,468,779

TOTAL SHORT TERM INVESTMENT

(Cost $16,468,779)		16,468,779

TOTAL INVESTMENTS — 93.5%

(Cost $1,852,638,504)		2,093,831,341

Other Assets and Liabilities, Net — 6.5%		145,154,589

NET ASSETS — 100.0%		$2,238,985,930

†	Restricted Equity.

*	Non-income producing security.

(A)	Affiliated investment.

(B)	Securities considered illiquid. The total value of such securities as of January 31, 2022 was $102,020,583 and represented 4.6% of Net Assets.

(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2022 was $77,411,285 and represents 3.5% of Net Assets.

(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of January 31, 2022 was $2,602,372 and represented 0.1% of Net Assets.

(E)	Level 3 security in accordance with fair value hierarchy.

(F)	The rate reported is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

CV — Convertible

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2022 (Unaudited)

USD — United States Dollar

The list of inputs used to value the Fund’s investments as of January 31, 2022 is as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total

Common Stock

Australia	$—	$73,526,310	$—	$73,526,310

Brazil	56,301,001	—	—	56,301,001

Canada	471,947,431	—	—	471,947,431

China	—	54,742,385	—	54,742,385

France	—	58,246,896	—	58,246,896

Greece	2,808,289	—	—	2,808,289

Hong Kong	1,543,084	58,565,727	—	60,108,811

Japan	—	225,971,219	—	225,971,219

Kazakhstan	—	62,630,198	—	62,630,198

Lebanon	—	—	804,379	804,379

Malaysia	—	4,521,701	—	4,521,701

Norway	—	19,208,259	—	19,208,259

Russia	418,088	359,193,903	—	359,611,991

Singapore	—	84,557,862	—	84,557,862

South Africa	15,672,558	39,889,794	—	55,562,352

South Korea	21,952,689	206,431,231	—	228,383,920

Sri Lanka	—	5,529,571	—	5,529,571

Thailand	—	6,050,051	—	6,050,051

Turkey	—	3,781,407	—	3,781,407

Ukraine	—	53,973,867	—	53,973,867

United Kingdom	—	16,667,512	—	16,667,512

United States	96,345,225	—	—	96,345,225

Total Common Stock	666,988,365	1,333,487,893	804,379	2,001,280,637

Preferred Stock

Germany	—	6,146,585	—	6,146,585

South Korea	—	34,204,793	—	34,204,793

Total Preferred Stock	—	40,351,378	—	40,351,378

Unit Trust Fund

Canada	33,932,554	—	—	33,932,554

Rights

Canada	—	—	1,797,993	1,797,993

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2022 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3†	Total

Convertible Bond

India	$—	$—	$—	$—

Short Term Investment

United States	—	16,468,779	—	16,468,779

Total Investments in Securities	$700,920,919	$1,390,308,050	$2,602,372	$2,093,831,341

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 in-vestments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2021 through January 31, 2022. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2021	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 1/31/2022	Dividend/ Interest Income
Astarta Holding NV
$ 8,936,097	$—	$—	$—	$(3,459,878)	$5,476,219	$—
Bear Creek Mining Corp.
5,097,704	—	—	—	(1,817,456)	3,280,248	—
Centerra Gold, Inc.
62,130,860	—	(11,949,258)	(3,324,941)	8,355,812	55,212,473	460,310
Dundee Corp., Cl A
2,893,298	—	—	—	56,870	2,950,168	—
Etalon Group GDR
16,219,802	3,030,227	309,538	(309,538)	(4,094,241)	15,155,788	1,596,035
Fission Uranium Corp.
13,115,966	5,022,269	—	—	(4,018,489)	14,119,746	—
Gabriel Resources, Ltd.
11,521,960	—	—	—	(1,974,848)	9,547,112	—
Gabriel Resources, Ltd.
659,271	—	—	—	(112,999)	546,272	—
Golden Agri-Resources, Ltd.
44,553,034	10,005,824	—	—	(3,880,712)	50,678,146	1,002,905
Guangshen Railway Co., Ltd., Cl H
7,474,415	—	—	—	23,643	7,498,058	—
Hemas Holdings PLC
5,789,372	—	—	—	(259,801)	5,529,571	—
International Tower Hill Mines, Ltd.
4,245,588	808,852	—	—	(248,729)	4,805,711	—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2022 (Unaudited)

Value as of 10/31/2021	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 1/31/2022	Dividend/ Interest Income

Kernel Holding SA
$ 24,091,785	$6,129,849	$—	$—	$(3,858,412)	$26,363,222	$—
MHP SE (USD Shares) GDR
339,165	—	—	—	(47,503)	291,662	11,616
Northern Dynasty Minerals, Ltd. (USD)
4,844,175	1,641,951	—	—	(1,767,333)	4,718,793	—
Tsakos Energy Navigation, Ltd.
3,515,111	—	—	—	(706,822)	2,808,289	—
Turquoise Hill Resources, Ltd.
57,689,690	6,720,939	(20,038,425)	(1,018,040)	24,948,108	68,302,272	—
Yellow Cake PLC
18,551,677	—	—	—	(1,884,165)	16,667,512	—
Yoma Strategic Holdings, Ltd.
6,185,000	623,841	—	—	(170,542)	6,638,299	—

Totals:
$ 297,853,970	$33,983,752	$(31,678,145)	$(4,652,519)	$5,082,503	$300,589,561	$3,070,866

Amounts designated as “—” are either $ 0 or have been rounded to $0.

KGI-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 77.3%	Shares	Value

AUSTRALIA — 3.9%

Newcrest Mining, Ltd.	1,646,307	$25,405,241

BRAZIL — 0.7%

Banco do Brasil	111,200	686,034

Centrais Eletricas Brasileiras SA	570,060	3,783,152

		4,469,186

CANADA — 16.8%

Cameco Corp.	940,283	18,269,699

Cenovus Energy, Inc.	561,492	8,167,397

Centerra Gold, Inc. (A)	652,057	5,263,034

Equinox Gold *	863,075	4,949,704

Ivanhoe Mines, Ltd., Cl A *	860,213	7,369,484

MEG Energy Corp. *	578,343	6,888,340

New Gold, Inc. *	656,123	1,016,991

Novagold Resources, Inc. *	1,628,980	10,751,268

Pan American Silver Corp.	270,564	5,855,497

Turquoise Hill Resources, Ltd. * (A)	1,298,464	22,723,120

Wheaton Precious Metals Corp.	481,747	19,424,039

		110,678,573

CHINA — 6.0%

CGN Power, Cl H (B)	5,500,000	1,524,516

China Communications Services, Cl H	2,978,000	1,584,899

China Mobile, Ltd.	1,081,500	7,305,661

China Shenhua Energy Co., Ltd., Cl H	1,205,000	2,978,828

China Telecom Corp, Ltd., Cl H	41,840,000	15,855,310

Guangshen Railway Co., Ltd., Cl H * (A)	10,844,000	1,915,465

PAX Global Technology, Ltd.	3,909,000	2,849,777

Shanghai Electric Group Co., Ltd., Cl H	5,104,000	1,403,712

Shanghai Mechanical and Electrical Industry, Cl B	3,327,609	4,311,035

		39,729,203

FRANCE — 1.0%

Carrefour SA	161,911	3,089,409

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

FRANCE — continued

Electricite de France SA	374,950	$3,605,678

		6,695,087

HONG KONG — 2.4%

CK Hutchison Holdings, Ltd.	930,000	6,609,515

K Wah International Holdings, Ltd.	7,668,000	3,016,088

SJM Holdings, Ltd. *	2,736,000	1,773,115

WH Group, Ltd.(B)	6,861,500	4,589,532

		15,988,250

INDONESIA — 0.9%

Indofood Sukses Makmur	13,545,800	5,983,237

JAPAN — 6.2%

Inpex Corp.	674,200	6,796,338

Kamigumi Co., Ltd.	247,400	4,777,788

Mitsubishi Corp.	135,400	4,604,046

Mitsui & Co., Ltd.	193,800	4,867,996

Suzuken Co., Ltd.	324,900	9,666,695

TS Tech	369,200	4,881,660

West Japan Railway Co.	115,400	4,858,854

		40,453,377

KAZAKHSTAN — 3.7%

Halyk Savings Bank of Kazakhstan JSC GDR	391,009	5,108,194

NAC Kazatomprom JSC GDR	252,960	8,129,073

NAC Kazatomprom JSC GDR (B)	335,296	10,775,006

		24,012,273

NETHERLANDS — 0.5%

AerCap Holdings *	52,941	3,335,283

RUSSIA — 18.9%

Federal Grid Unified Energy System PJSC	2,043,325,233	3,789,707

Gazprom Neft PJSC	2,214,190	14,357,604

Gazprom PJSC	6,744,160	29,083,757

Lenta International PJSC GDR *(C)	1,226,563	2,704,523

LSR Group PJSC, Cl A	507,204	4,327,772

Moscow Exchange MICEX-RTS PJSC	3,702,479	6,970,510

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

RUSSIA — continued

Polyus PJSC GDR	249,258	$19,467,749

RusHydro PJSC	968,648,397	9,233,595

Sberbank of Russia PJSC	5,346,784	18,485,773

VEON ADR *	7,787,137	11,135,606

VTB Bank PJSC *	8,485,226,497	4,805,574

		124,362,170

SINGAPORE — 1.8%

Golden Agri-Resources, Ltd. (A)	66,131,300	12,057,906

SOUTH AFRICA — 2.0%

Gold Fields, Ltd.	411,997	4,389,432

Harmony Gold Mining ADR	1,301,574	4,672,651

Impala Platinum Holdings, Ltd.	269,289	4,149,051

		13,211,134

SOUTH KOREA — 8.6%

DL E&C Co., Ltd. *	50,586	4,945,154

GS Holdings	47,327	1,517,242

Hyundai Mobis, Co., Ltd.	14,649	2,887,063

Korea Electric Power Corp. *	286,545	4,936,379

Korea Electric Power Corp. ADR *	316,577	2,744,722

KT Corp. *	347,245	9,085,458

KT Corp. ADR *	793,207	10,279,963

LG Corp.	127,851	7,884,590

LG Uplus	1,128,911	12,192,093

		56,472,664

UKRAINE — 0.6%

MHP SA GDR (A)(C)	611,020	3,993,350

UNITED KINGDOM — 1.8%

Fresnillo PLC	705,562	5,956,660

Yellow Cake PLC * (A)(B)	1,384,806	5,984,981

		11,941,641

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued	Shares	Value

UNITED STATES — 1.5%

Royal Gold, Inc.	94,824	$9,629,377

TOTAL COMMON STOCK

(Cost $457,525,499)		508,417,952

PREFERRED STOCK — 0.7%

SOUTH KOREA — 0.7%

Hyundai Motor Co. 4.170%	57,314	4,632,927

TOTAL PREFERRED STOCK

(Cost $4,382,043)		4,632,927

SHORT TERM INVESTMENT — 0.9%

Dreyfus Treasury Securities Cash Management Fund, 0.010%(D)	6,000,337	6,000,337

TOTAL SHORT TERM INVESTMENT

(Cost $6,000,337)		6,000,337

TOTAL INVESTMENTS — 78.9%

(Cost $467,907,879)		519,051,216

Other Assets and Liabilities, Net — 21.1%		139,085,371

NET ASSETS — 100.0%		$658,136,587

*	Non-income producing security.

(A)	Affiliated investment.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2022 was $22,874,035 and represents 3.5% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of January 31, 2022 was $6,697,873 and represented 1.0% of Net Assets.

(D)	The rate reported is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2022 (Unaudited)

The list of inputs used to value the Fund’s investments as of January 31, 2022 is as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total

Common Stock

Australia	$—	$25,405,241	$—	$25,405,241

Brazil	4,469,186	—	—	4,469,186

Canada	110,678,573	—	—	110,678,573

China	—	39,729,203	—	39,729,203

France	—	6,695,087	—	6,695,087

Hong Kong	—	15,988,250	—	15,988,250

Indonesia	—	5,983,237	—	5,983,237

Japan	—	40,453,377	—	40,453,377

Kazakhstan	—	24,012,273	—	24,012,273

Netherlands	3,335,283	—	—	3,335,283

Russia	11,135,606	113,226,564	—	124,362,170

Singapore	—	12,057,906	—	12,057,906

South Africa	4,672,651	8,538,483	—	13,211,134

South Korea	13,024,685	43,447,979	—	56,472,664

Ukraine	—	3,993,350	—	3,993,350

United Kingdom	—	11,941,641	—	11,941,641

United States	9,629,377	—	—	9,629,377

Total Common Stock	156,945,361	351,472,591	—	508,417,952

Preferred Stock South Korea	—	4,632,927	—	4,632,927

Short Term Investment United States	—	6,000,337	—	6,000,337

Total Investments in Securities	$156,945,361	$362,105,855	$—	$519,051,216

There were no transfers in or out of Level 3 for the period ended January 31, 2022.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2022 (Unaudited)

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2021 through January 31, 2022. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

				Change in
				Unrealized		Dividend/
Value as of	Purchases at	Proceeds from	Realized	Appreciation/	Value as of	Interest
10/31/2021	Cost	Sale	Gain/(Loss)	(Depreciation)	1/31/2022	Income
Centerra Gold, Inc.
$1,857,529	$2,862,036	$—	$—	$543,469	$5,263,034	$13,762
Golden Agri-Resources, Ltd.
12,995,769	—	—	—	(937,863)	12,057,906	255,767
Guangshen Railway Co., Ltd., Cl H
1,909,425	—	—	—	6,040	1,915,465	—
MHP SA GDR
4,347,618	261,927	—	—	(616,195)	3,993,350	148,906
Turquoise Hill Resources, Ltd.
12,805,189	5,726,388	(1,634,711)	(43,592)	5,869,846	22,723,120	—
Yellow Cake PLC
5,580,239	1,068,506	—	—	(663,764)	5,984,981	—

Totals:
$39,495,769	$9,918,857	$(1,634,711)	$(43,592)	$4,201,533	$51,937,856	$418,435

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-002-1400